FINANCIAL EXPENSES AND FEES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL EXPENSES AND FEES
Fee for collection of credit card receivables	₺ (7,342,911)	₺ (5,829,237)	₺ (3,451,261)
Interest expenses on purchases	(2,972,607)	(3,075,043)	(2,040,053)
Interest expenses on lease liabilities	(617,598)	(278,383)	(145,554)
Interest expenses on bank borrowings	(616,132)	(398,046)	(417,978)
Foreign currency exchange losses	(404,149)	(419,726)	(1,500,647)
Fair value losses on financial assets measured at fair value	(2,257)
Other	(40,879)	(26,328)	(22,739)
Total	₺ (11,996,533)	₺ (10,026,763)	₺ (7,578,232)